Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-41322
Entity Registrant Name	Bluerock Homes Trust, Inc.
Entity Central Index Key	0001903382
Entity Tax Identification Number	87-4211187
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	919 Third Avenue
Entity Address, Address Line Two	40th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	843-1601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	BHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false